Consolidated Statements of Comprehensive Loss - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Profit or loss [abstract]
Exploration	$ 623,487	$ 3,603,980
Personnel	674,718	1,167,335
Directors’ fees	308,009	308,196
Professional services	492,908	260,200
Marketing and shareholders’ communication	19,075	176,610
Office and administrative	40,559	125,266
Depreciation		54,872
Loss from operations	(2,158,756)	(5,696,459)
Foreign exchange (loss) gain	47,163	(249,575)
Other income		279
Interest income	11	199
Other (loss) gain	47,174	(249,097)
Net and Comprehensive Loss for the Period	$ (2,111,582)	$ (5,945,556)
Basic and Diluted Loss per Common Share (in Dollars per share)	$ (0.06)	$ (0.12)
Weighted Average Number of Common Shares Outstanding (in Shares)	34,452,651	51,578,170